Quarterly Information (unaudited) (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011	Dec. 31, 2010
Earnings [Abstract]
Earnings from continuing operations	$ 5,179	$ 3,277	$ 3,298	$ 2,700	$ 5,021	$ 2,809	$ 2,988	$ 2,932	$ 14,454		$ 13,750		$ 14,039
Losses from discontinued operations, net of tax	160	232	247	252	(1,657)	372	311	579	891		(395)		(175)
Net earnings	5,339	3,509	3,545	2,952	3,364	3,181	3,299	3,511	15,345		13,355		13,864
Less net earnings (loss) attributable to noncontrolling interests	187	(28)	0	(47)	158	(10)	166	(16)	112		298		223
Net Income (Loss) Attributable to Parent	5,152	3,537	3,545	2,999	3,206	3,191	3,133	3,527	15,233		13,057		13,641
Preferred stock dividends declared									0		0		0
Net earnings (loss) attributable to GE common shareowners									15,233		13,057		13,641
Earnings From Continuing Operations Per Share [Abstract]
Diluted earnings per share	$ 0.49	$ 0.33	$ 0.33	$ 0.27	$ 0.48	$ 0.27	$ 0.27	$ 0.28	$ 1.41		$ 1.3		$ 1.31
Basic earnings per share	$ 0.5	$ 0.33	$ 0.33	$ 0.27	$ 0.48	$ 0.28	$ 0.27	$ 0.28	$ 1.43		$ 1.31		$ 1.31
Earnings Per Share Discontinued Operations [Abstract]
Earnings (loss) from discontinued operations-Diluted	$ 0.02	$ 0.02	$ 0.02	$ 0.02	$ (0.16)	$ 0.04	$ 0.03	$ 0.06	$ 0.09		$ (0.04)		$ (0.02)
Earnings (loss) from discontinued operations-Basic	$ 0.02	$ 0.02	$ 0.02	$ 0.03	$ (0.16)	$ 0.04	$ 0.03	$ 0.06	$ 0.09		$ (0.04)		$ (0.02)
Earnings Per Share [Abstract]
Diluted earnings per share	$ 0.51	$ 0.35	$ 0.35	$ 0.3	$ 0.32	$ 0.31	$ 0.3	$ 0.34	$ 1.5		$ 1.27		$ 1.29
Basic earnings per share	$ 0.51	$ 0.35	$ 0.35	$ 0.3	$ 0.32	$ 0.31	$ 0.3	$ 0.34	$ 1.51		$ 1.28		$ 1.29
Revenues									145,620		142,130		143,030		142,829	145,132
Earnings from continuing operations attributable to GE common shareowners									14,342		13,452		13,816
GE
Earnings [Abstract]
Earnings from continuing operations									14,292	[1]	13,697	[1]	13,976	[1]
Losses from discontinued operations, net of tax									891	[1]	(395)	[1]	(175)	[1]
Net earnings									15,183	[1]	13,302	[1]	13,801	[1]
Less net earnings (loss) attributable to noncontrolling interests									(50)	[1]	245	[1]	160	[1]
Net Income (Loss) Attributable to Parent									15,233	[1]	13,057	[1]	13,641	[1]
Preferred stock dividends declared									0	[1]	0	[1]	0	[1]
Net earnings (loss) attributable to GE common shareowners									15,233	[1]	13,057	[1]	13,641	[1]
Earnings Per Share [Abstract]
Sales of goods and services	31,046	26,025	26,226	24,011	28,826	25,262	24,623	22,303
Gross profit from sales	7,867	6,148	6,090	5,326	6,820	5,691	6,006	4,867
Revenues									114,353	[1]	110,433	[1]	110,069	[1]
Earnings from continuing operations attributable to GE common shareowners									14,342	[1]	13,452	[1]	13,816	[1]
GECC
Earnings [Abstract]
Earnings from continuing operations									6,500	[1]	6,586	[1]	6,600	[1]
Losses from discontinued operations, net of tax									896	[1]	(329)	[1]	(322)	[1]
Net earnings									7,396	[1]	6,257	[1]	6,278	[1]
Less net earnings (loss) attributable to noncontrolling interests									162	[1]	53	[1]	63	[1]
Net Income (Loss) Attributable to Parent									7,234	[1]	6,204	[1]	6,215	[1]
Preferred stock dividends declared									322	[1]	298	[1]	123	[1]
Net earnings (loss) attributable to GE common shareowners									6,912	[1]	5,906	[1]	6,092	[1]
Earnings Per Share [Abstract]
Revenues	10,535	9,754	9,582	9,885	10,380	9,918	10,042	9,812	39,756	[1]	40,152	[1]	41,710	[1]	44,611	45,420
Earnings from continuing operations attributable to GE common shareowners	$ 1,752	$ 1,316	$ 1,577	$ 1,693	$ 2,365	$ 1,440	$ 1,489	$ 1,239	$ 6,016	[1]	$ 6,235	[1]	$ 6,414	[1]

[1]	(a)Represents the adding together of all affiliated companies except General Electric Capital Corporation (GECC or Financial Services), which is presented on a one-line basis. See Note 1.